Pension and other postretirement benefits (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Pension and Other Postretirement Benefit Plans [Abstract]
Schedule of Net Benefit Costs
The following table summarizes, with respect to defined benefit pension plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$2	$—
Interest cost	1	1	3	9
Expected return on assets	—	—	(3)	(8)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$—	$1	$2	$13

	For the nine months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$3	$2
Interest cost	3	3	8	25
Expected return on assets	—	—	(8)	(24)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$2	$3	$3	$15

Other postretirement benefit plans
The following table summarizes, with respect to other postretirement benefit plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	—	1	—	1
Amortization of actuarial gain	—	(1)	—	(1)
Net periodic pension benefit cost	$—	$—	$1	$1

	For the nine months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	2	2	2	3
Amortization of actuarial gain	(2)	(2)	—	(1)
Net periodic pension benefit cost	$—	$—	$3	$3

Accumulated Benefit Obligation or Projected Benefit Obligation
The defined benefit pension plans for which the accumulated benefit obligation or projected benefit obligation exceeds the fair value of the respective plan assets were as follows:

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Defined benefit pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$79	$60	$82	$582
Fair value of plan assets	$—	$—	$—	$491

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$79	$60	$82	$582
Fair value of plan assets	$—	$—	$—	$491

Healthcare Cost Trend Rates
The assumed healthcare cost trend rates were as follows:

	As of December 31,
	U.S. Plans			Non-U.S. Plans
	2024	2023	2022	2024	2023	2022
Healthcare cost trend rate assumed for next year	7.9%	7.2%	6.4%	5.0%	4.6%	4.4%
Rate to which the cost trend rate gradually declines	4.5%	4.5%	4.5%	4.0%	4.0%	4.0%
Year the rate reaches the ultimate rate	2033	2031	2030	2040	2040	2040

Accumulated Postretirement Benefit Obligation
The other postretirement benefit plans for which the accumulated postretirement benefit obligation exceeds the fair value of plan assets were as follows:

	As of December 31,
	2024		2023
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
Other postretirement benefit plans with accumulated postretirement benefit obligations in excess of plan assets:
Accumulated postretirement benefit obligation	$49	$70	$55	$75

Target Allocation Ranges by Asset
The Company’s target allocation ranges by asset class were as follows:

Defined Benefit Pension Plans 2024 Target allocation ranges Non-U.S. Plans(1)
Cash and cash equivalents	0-10%
Equity instruments	31-42%
Debt instruments	51-72%

(1)	There are no target asset allocations for the United States as the U.S. defined benefit pension plans have no assets as of December 31, 2024.

Asset Allocations by Asset Class
The Company’s asset allocations by asset class were as follows:

	Defined Benefit Pension Plans Fair Values As of December 31, 2024
	Non-U.S. Plans
(In millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity instruments	26	—	2	28
Debt instruments	—	52	—	52
Insurance contracts	—	—	93	93
Total	$28	$52	$95	$175

The Company’s asset allocations by asset class were as follows:

	Defined Benefit Pension Plans Fair Values As of December 31, 2023
	Non-U.S. Plans
(In millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$63	$—	$—	$63
Equity instruments	30	—	26	56
Debt instruments	—	82	—	82
Insurance contracts	—	—	468	468
Total	$93	$82	$494	$669

Reconciliation for Level 3 Pension Plan Assets
The reconciliation for Level 3 pension plan assets by asset class were as follows:

	For the year ended December 31, 2024
	Non-U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Change due to exchange rate changes	Ending balance
Equity instruments	$26	$—	$(24)	$—	$2
Insurance contracts	468	23	(378)	(20)	93
Total	$494	$23	$(402)	$(20)	$95

	For the year ended December 31, 2023
	U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Ending balance
Insurance contracts	$639	$(24)	$(615)	$—
Total	$639	$(24)	$(615)	$—

	For the year ended December 31, 2023
	Non-U.S. Plans
(In millions)	Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Purchases, sales and settlements	Change due to exchange rate changes	Ending balance
Equity instruments	$27	$(1)	$—	$—	$26
Insurance contracts	446	44	(32)	10	468
Total	$473	$43	$(32)	$10	$494

Expected Future Benefit Payments
The following table presents the expected future benefit payments to be made over the next 10 years:

	Defined Benefit Pension Plans		Other Postretirement Benefit Plans
(In millions)	U.S.	Non-U.S.	U.S.	Non-U.S.
2025	$7	$14	$8	$4
2026	7	14	7	4
2027	7	14	7	4
2028	7	14	4	4
2029	7	14	4	4
2030-2034	30	67	16	21

Defined Benefit Pension Plans [Member]
Pension and Other Postretirement Benefit Plans [Abstract]
Changes in Benefit Obligations and Plan Assets
The following table summarizes, with respect to defined benefit pension plans, the benefit obligation, fair value of plan assets, funded status, amounts recognized on the combined balance sheets and weighted-average assumptions used to determine benefit obligations:

	As of December 31,
	Defined Benefit Pension Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of year	$82	$747	$735	$672
Service cost	—	2	—	2
Interest cost	4	33	38	33
Actuarial (gains) and losses	—	8	(53)	90
Benefits paid	(7)	(44)	(55)	(47)
Settlements	—	(496)	(583)	—
Curtailment (gains) and losses	—	—	—	(19)
Foreign currency rate changes	—	(35)	—	16
Benefit obligation, end of year	$79	$215	$82	$747
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	$—	$669	$650	$628
Actual return on plan assets	—	39	(22)	63
Employer contributions	7	37	10	11
Benefits paid	(7)	(44)	(55)	(47)
Settlements	—	(496)	(583)	—
Foreign currency rate changes	—	(30)	—	14
Fair value of plan assets, end of year	—	175	—	669
Funded status	$(79)	$(40)	$(82)	$(78)
Amounts recognized on the combined balance sheets:
Noncurrent assets	$—	$20	$—	$13
Current liabilities	(7)	(4)	(6)	(26)
Noncurrent liabilities	(72)	(56)	(76)	(65)
Funded status at end of year	$(79)	$(40)	$(82)	$(78)

	As of December 31,
	Defined Benefit Pension Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss	$(17)	$8	$(17)	$72
Total	$(17)	$8	$(17)	$72
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.5%	4.7%	4.8%	4.6%
Rate of compensation increase	N/A	2.5%	N/A	2.5%
Interest crediting rate	3.0%	N/A	3.0%	N/A

Schedule of Net Benefit Costs
The following table summarizes, with respect to defined benefit pension plans, the components of Net periodic pension benefit cost, amounts recognized in Other comprehensive income (loss) and weighted-average assumptions used to determine Net periodic pension benefit cost:

	For the years ended December 31,
	Defined Benefit Pension Plans
	U.S.			Non-U.S.
(In millions, except for percentage data)	2024	2023	2022	2024	2023	2022
Components of Net periodic pension benefit cost:
Service cost	$—	$—	$—	$2	$2	$4
Interest cost	4	38	29	33	33	27
Expected return on assets	—	(34)	(32)	(31)	(32)	(28)
Amortization of actuarial (gain) loss	(1)	—	—	—	—	1
Settlement (gain) loss	—	33	—	61	—	—
Net periodic pension benefit cost	$3	$37	$(3)	$65	$3	$4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss	$(1)	$3	$8	$—	$40	$(33)
Amortization of actuarial (gain) loss	1	(33)	—	(61)	—	(1)
Foreign currency rate changes	—	—	—	(3)	1	(3)
Total recognized in Other comprehensive (income) loss	$—	$(30)	$8	$(64)	$41	$(37)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss	$3	$7	$5	$1	$44	$(33)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate	4.8%	5.9%	2.9%	4.6%	5.0%	2.9%
Rate of compensation increase	N/A	N/A	N/A	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	N/A	5.9%	3.5%	4.9%	5.2%	3.3%
Interest crediting rate	3.0%	3.0%	3.0%	N/A	N/A	N/A

Other Postretirement Benefits Plan [Member]
Pension and Other Postretirement Benefit Plans [Abstract]
Changes in Benefit Obligations and Plan Assets
The following table summarizes, with respect to other postretirement benefit plans, the benefit obligation, fair value of plan assets, funded status, amounts recognized on the combined balance sheets and weighted-average assumptions used to determine benefit obligations:

	As of December 31,
	Other Postretirement Benefit Plans
	2024		2023
(In millions, except for percentage data)	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of year	$55	$75	$62	$63
Service cost	—	1	—	1
Interest cost	2	3	3	3
Actuarial (gains) and losses	(2)	—	(3)	10
Benefits paid	(6)	(5)	(7)	(4)
Foreign currency rate changes	—	(4)	—	2
Benefit obligation, end of year	$49	$70	$55	$75
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	$—	$—	$—	$—
Employer contributions	6	5	7	4
Benefits paid	(6)	(5)	(7)	(4)
Fair value of plan assets, end of year	—	—	—	—
Funded status	$(49)	$(70)	$(55)	$(75)
Amounts recognized on the combined balance sheets:
Current liabilities	(8)	(4)	(8)	(4)
Noncurrent liabilities	(41)	(66)	(47)	(71)
Funded status at end of year	$(49)	$(70)	$(55)	$(75)
Amounts recognized in Accumulated other comprehensive loss:
Net actuarial (gain) loss	$(22)	$(16)	$(22)	$(18)
Total	$(22)	$(16)	$(22)	$(18)
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.4%	4.7%	4.8%	4.7%
Rate of compensation increase	N/A	2.5%	N/A	2.5%

Schedule of Net Benefit Costs
The following table summarizes, with respect to other postretirement benefit plans, the components of Net periodic pension benefit cost, amounts recognized in Other comprehensive income (loss), and weighted-average assumptions used to determine Net periodic pension benefit cost:

	For the years ended December 31,
	Other Postretirement Benefit Plans
	U.S.			Non-U.S.
(In millions, except for percentage data)	2024	2023	2022	2024	2023	2022
Components of Net periodic pension benefit cost:
Service cost	$—	$—	$—	$1	$1	$1
Interest cost	2	3	2	3	3	3
Amortization of actuarial (gain) loss	(2)	(2)	—	(1)	(2)	—
Net periodic pension benefit cost	$—	$1	$2	$3	$2	$4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss	$(2)	$(3)	$(14)	$—	$10	$(21)
Amortization of actuarial (gain) loss	2	2	—	1	2	—
Foreign currency rate changes	—	—	—	1	—	—
Total recognized in Other comprehensive (income) loss	$—	$(1)	$(14)	$2	$12	$(21)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss	$—	$—	$(12)	$5	$14	$(17)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate	4.8%	4.9%	2.4%	4.7%	5.2%	3.0%
Rate of compensation increase	N/A	N/A	N/A	2.5%	2.5%	2.5%